Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 9 — Fair Value Measurements

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date.

Recurring Fair Value Measurements

The following table presents information about the Company’s recurring fair value measurements as of June 30, 2026 and December 31, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	June 30, 2026
Assets:
Cash and United States Treasury Bills held in Trust Account	1	$178,185,780
	Level	December 31, 2025
Assets:
Cash held in Trust Account	1	$175,137,749
Liabilities
Over-allotment option liability	3	$—

The over-allotment option was accounted for as a liability in accordance with ASC 815-40 and was presented within liabilities on the balance sheet. The over-allotment liability is measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of over-allotment liability in the statement of operations.

A Black-Scholes model was used to value the over-allotment option. The Company estimates the volatility of its ordinary share based on historical volatility that matches the expected remaining life of the option. The risk-free interest rate is based on the U.S. Constant Maturity Treasury rates on the grant date for a maturity similar to the expected remaining life of the option. The expected life of the option is assumed to be equivalent to their remaining contractual term. The following is a summary of key inputs utilized:

August 13, 2025
Unit price	$9.98
Exercise price	10.00
Risk-free rate	4.36%
Estimated volatility	3.63%
Time to expiration (years)	0.12

The Company determined that the change in fair value of the over-allotment option liability from August 13, 2025, the date of the Company’s Initial Public Offering, to August 15, 2025, the date the underwriters’ over-allotment option was exercised in full, was de minimis.

Note 9 — Fair Value Measurements

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date.

Recurring Fair Value Measurements

The following table presents information about the Company’s recurring fair value measurements as of December 31, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	December 31, 2025
Assets:
Cash held in Trust Account	1	$175,137,749
Liabilities
Over-allotment option liability	3	$—

The over-allotment option was accounted for as a liability in accordance with ASC 815-40 and was presented within liabilities on the balance sheet. The over-allotment liability is measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of over-allotment liability in the statement of operations.

A Black-Scholes model was used to value the over-allotment option. The Company estimates the volatility of its ordinary share based on historical volatility that matches the expected remaining life of the option. The risk-free interest rate is based on the U.S. Constant Maturity Treasury rates on the grant date for a maturity similar to the expected remaining life of the option. The expected life of the option is assumed to be equivalent to their remaining contractual term. The following is a summary of key inputs utilized:

August 13, 2025
Unit price	$9.98
Exercise price	10.00
Risk-free rate	4.36%
Estimated volatility	3.63%
Time to expiration (years)	0.12

The Company determined that the change in fair value of the over-allotment option liability from August 13, 2025, the date of the Company’s Initial Public Offering, to August 15, 2025, the date the underwriters’ over-allotment option was exercised in full, was de minimis.

The following table presents the change in fair value of Level 3 recurring fair value measurements:

Level 3
Balance as of March 27, 2025 (inception)	$—
Over-allotment option liability	149,000
Change in fair value	—
Exercise of over-allotment option	(149,000)
Balance as of December 31, 2025	$—

Non-recurring Fair Value Measurements

The following table presents information about the Company’s non-recurring fair value measurements on August 13, 2025 in connection with the consummation of the Company’s Initial Public Offering, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	August 13, 2025
Equity:
Fair value of Public Rights for Class A ordinary shares subject to redemption allocation	3	$3,622,244
Fair value of NMSI interests in founder shares	3	$11,809,000
Fair value of underwriter interests in founder shares	3	$902,000
Non-managing sponsor interest in Bonus Shares	3	$51,725
Underwriter interest in Bonus Shares	3	$2,606

The Public Rights were valued using an iterative analysis based on market comparable. The valuation was based on a peer group selection of comparable special purpose acquisition companies who were pre-business combination, included one right to redeem one-tenth of one Class A ordinary share as part of their units that were publicly trading, had consummated their initial public offerings within six months of the valuation date. Utilizing this criteria a right price of $0.220, reflective of the 75th percentile peer group range, was selected. An implied right price of $0.289 was determined through a backsolve approach, and after taking the weighted average of the two right prices determined the fair value of a Public Right was $0.241.

The interests in founder shares were valued by determining a value of the common stock price reduced by the probability of no acquisition and by a discount for lack of marketability. The following is a summary of key inputs utilized:

August 13, 2025
Underlying stock price	$9.74
Estimated probability of successful business combination	70.00%
Indicated marketable value of Class B ordinary shares	$6.82
Estimated volatility	80.00%
Risk-free rate	3.76%
Time to expiration (years)	1.50
Indicated cost of put option	$2.31
Estimated fair value of one Class B ordinary share	$4.51

The Bonus Shares were valued using a Monte Carlo simulation to estimate the fair value of the non-managing sponsor and underwriter interests in the Bonus Shares. The simulation utilized a Geometric Brownian Motion, and on a risk-neutral basis, the price of Class A ordinary shares considering the contractual mechanisms for the Bonus Shares to be distributed. Key inputs included a $9.74 value of the Company’s Class A ordinary shares, a risk-free interest rate based on the U.S. Treasury yields for a term similar to the expected remaining life until the Lookback Date, and pre-business combination and post-business combination volatility based on precedent analysis.